UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 19.6%
Hotels Restaurants & Leisure 8.7%
Buffalo Wild Wings, Inc.* (a)	306,780	7,123,432
Chipotle Mexican Grill, Inc. "A"* (a)	58,830	8,652,128
Einstein Noah Restaurant Group, Inc.*	166,800	3,027,420
Orient-Express Hotels Ltd. "A"	219,110	12,603,207

		31,406,187
Specialty Retail 9.4%
bebe stores, inc. (a)	446,460	5,741,475
Cabela's, Inc.* (a)	242,900	3,660,503
Citi Trends, Inc.* (a)	198,400	3,063,296

Guess?, Inc.	436,200	16,527,618
Zumiez, Inc.* (a)	192,500	4,689,300

		33,682,192
Textiles, Apparel & Luxury Goods 1.5%
Volcom, Inc.* (a)	247,100	5,443,613
Consumer Staples 2.1%
Personal Products
American Oriental Bioengineering, Inc.* (a)	691,100	7,657,388
Energy 11.2%
Energy Equipment & Services 6.0%
Atwood Oceanics, Inc.* (a)	166,600	16,699,984
Dril-Quip, Inc.*	89,900	5,003,834

		21,703,818
Oil, Gas & Consumable Fuels 5.2%
Carrizo Oil & Gas, Inc.* (a)	251,340	13,760,865
EXCO Resources, Inc.*	328,010	5,077,595

		18,838,460
Financials 7.5%
Capital Markets 3.8%
FCStone Group, Inc.* (a)	129,300	5,951,679
Waddell & Reed Financial, Inc. "A"	216,100	7,799,049

		13,750,728
Diversified Financial Services 2.0%
Portfolio Recovery Associates, Inc. (a)	181,890	7,215,576
Insurance 1.7%
eHealth, Inc.*	192,078	6,167,625
Health Care 12.5%
Health Care Equipment & Supplies 3.6%
Orthofix International NV*	136,294	7,900,963
West Pharmaceutical Services, Inc.	125,890	5,109,875

		13,010,838
Health Care Providers & Services 7.0%
inVentiv Health, Inc.*	243,110	7,526,686
Nighthawk Radiology Holdings, Inc.* (a)	356,140	7,496,747
Providence Service Corp.* (a)	356,770	10,039,508

		25,062,941
Life Sciences Tools & Services 1.9%
Kendle International, Inc.* (a)	139,300	6,814,556
Industrials 14.8%
Aerospace & Defense 4.0%
BE Aerospace, Inc.*	272,140	14,396,206
Commercial Services & Supplies 6.4%
EnergySolutions*	70,200	1,894,698
Fuel Tech, Inc.* (a)	224,900	5,093,985
Hill International, Inc.*	423,500	6,000,995
Huron Consulting Group, Inc.* (a)	123,400	9,949,742

		22,939,420
Construction & Engineering 0.9%
Aecom Technology Corp.*	114,500	3,271,265

Electrical Equipment 1.8%
Baldor Electric Co.	164,800	5,547,168
Orion Energy Systems, Inc.*	59,900	1,117,734

		6,664,902
Machinery 1.7%
Astec Industries, Inc.*	160,443	5,966,875
Information Technology 28.2%
Communications Equipment 2.0%
Foundry Networks, Inc.*	415,100	7,272,552
Electronic Equipment & Instruments 3.9%
Itron, Inc.* (a)	145,670	13,979,950
Internet Software & Services 4.3%
Bankrate, Inc.* (a)	163,600	7,867,524
LoopNet, Inc.* (a)	533,500	7,495,675

		15,363,199
IT Services 3.7%
CyberSource Corp.* (a)	475,300	8,446,081
Forrester Research, Inc.*	173,700	4,867,074

		13,313,155
Semiconductors & Semiconductor Equipment 9.4%
Atheros Communications*	226,000	6,902,040
FormFactor, Inc.*	290,410	9,612,571
Netlogic Microsystems, Inc.* (a)	132,900	4,279,380
Standard Microsystems Corp.*	161,800	6,321,526
Tessera Technologies, Inc.*	166,100	6,909,760

		34,025,277
Software 4.9%
Blackboard, Inc.* (a)	174,100	7,007,525
Informatica Corp.*	223,000	4,018,460
THQ, Inc.*	242,920	6,847,915

		17,873,900
Materials 1.5%
Metals & Mining
Brush Engineered Materials, Inc.*	87,900	3,254,058
Haynes International, Inc.*	32,500	2,258,750

		5,512,808

Total Common Stocks (Cost $291,558,706)		351,333,431
Securities Lending Collateral 34.4%
Daily Assets Fund Institutional, 5.03% (b) (c) (Cost $123,988,294)	123,988,294	123,988,294
Cash Equivalents 3.9%
Cash Management QP Trust, 4.67% (b) (Cost $14,191,838)	14,191,838	14,191,838

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $429,738,838)	135.7	489,513,563
Other Assets and Liabilities, Net	(35.7)	(128,808,985)

Net Assets	100.0	360,704,578

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $120,793,383 which is 33.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008